Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 170,802	$ 177,154	$ 123,358	$ 137,248
Short-term investments	101,078	83,626
Due from related parties (Allowance for current expected credit losses of USD639 and USD388 as of December 31, 2022 and 2023, respectively)	12,644	32,917
Prepayments and other current assets	9,423	8,267
Total current assets	327,376	332,184
Non-current assets:
Due from a related party (Allowance for current expected credit losses of nil and USD381 as of December 31, 2022 and 2023, respectively)	19,619
Total assets	468,686	463,323
Current liabilities:
Accounts payable	24,430	25,432
Due to related parties	0	1,560
Income tax payable	6,391	5,586
Total current liabilities	128,086	128,290
Total liabilities	145,213	154,902
Commitments and contingencies
Shareholders' equity
Common shares	81	81
Treasury shares	12	12
Total Xunlei Limited's shareholders' equity	324,862	309,893
Total liabilities and shareholders' equity	468,686	463,323
Xunlei Limited
Current assets:
Cash and cash equivalents	31,919	32,004	$ 32,015	$ 57,585
Short-term investments	28,382	29,342
Due from related parties (Allowance for current expected credit losses of USD639 and USD388 as of December 31, 2022 and 2023, respectively)	6,583	5,808
Prepayments and other current assets	1,720	927
Total current assets	68,604	68,081
Non-current assets:
Due from a related party (Allowance for current expected credit losses of nil and USD381 as of December 31, 2022 and 2023, respectively)	199,864	200,471
Investments in subsidiaries and consolidated VIEs	68,086	49,888
Total assets	336,554	318,440
Current liabilities:
Accounts payable		55
Due to group companies	8,150	5,028
Due to related parties		1,560
Income tax payable	72	10
Accrued liabilities and other payables	3,470	1,894
Total current liabilities	11,692	8,547
Total liabilities	11,692	8,547
Commitments and contingencies
Shareholders' equity
Common shares	81	81
Treasury shares	12	12
Other shareholders' equity	324,769	309,800
Total Xunlei Limited's shareholders' equity	324,862	309,893
Total liabilities and shareholders' equity	$ 336,554	$ 318,440